UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04023

Exact name of registrant as specified in charter:	Dryden Municipal Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2006

Date of reporting period:	11/30/2005

Item 1. Schedule of Investments [INSERT REPORT]

Dryden Municipal Series Fund/Florida Series

Schedule of Investments

as of November 30, 2005 (Unaudited)

Principal Amount (000)		Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Value
		LONG-TERM INVESTMENTS 98.2%
		Alvin Indpt. Sch. Dist.,
		Shoolhouse, Ser. A, G.O.,
$1,010		P.S.F.G.	Aaa	5.00%	2/15/22	$1,051,309
		Arbor Greene Cmnty. Dev. Dist.
41		Florida Assmt. Rev.	NR	5.75	5/01/06	41,196
280		Florida Assmt. Rev.	NR	6.30	5/01/19	283,256
		Bayside Impvt. Cmnty. Dev.
		Dist., Florida Cap. Impvt.
455		Rev., Ser. A	NR	6.30	5/01/18	467,290
		Brevard Cnty. Florida Hlth. Facs.
		Auth. Hlth. Care Rev., Health
750		First, Inc. Proj.	A2	5.00	4/01/34	741,990
		Dade Cnty. Aviation Dept.
775	(b)	Rev., Ser. B, A.M.T., M.B.I.A.	Aaa	6.00	10/01/24	790,787
		Dade Cnty. Hlth. Facs. Auth.
		Rev., Baptist Hosp. of Miami
		Proj., Ser. A, E.T.M.,
275	(b)(d)	M.B.I.A.	Aaa	6.75	5/01/08	286,919
		Florida St. Brd. Ed. Cap.
		Outlay, Pub. Ed., Ser. C,
1,000		F.G.I.C., G.O.	Aaa	5.50	6/01/16	1,091,120
		Florida St. Brd. Ed. Lottery
1,500		Rev., Ser. A, F.G.I.C.	Aaa	5.75	7/01/19	1,641,240
		Florida St. Corr. Priv.
2,270		Cmnty., C.O.P., Ser. A, A.M.B.A.C.	Aaa	5.00	8/01/17	2,402,385
		Florida St. Dept. Environ.
		Prot. Pres. Rev., Florida
2,950		Forever, Ser. A, M.B.I.A.	Aaa	5.25	7/01/17	3,165,084
		Florida St., Rfdg. Dept. of
		Trans., Right of Way, Ser. A,
1,500		G.O.	Aa1	5.00	7/01/23	1,581,960
		Gainesville Florida Utility Sys. Rev.
1,000		Ser. A, F.S.A.	Aaa	5.00	10/01/23	1,051,510
		Golden St. Tobacco Secur. Corp
		Tobacco Settlement Rev., Asset
500		Bkd., Ser. A, C.A.B.S., A.M.B.A.C.	Aaa	Zero	6/01/23	398,895
		Greyhawk Landing Cmnty. Dev.
		Dist. Rev., Spec. Assmt. Rev.
460		Ser. B	NR	6.25	5/01/09	466,040
		Highlands Cmnty. Florida Dev.
500		Distr., Spec. Assmt.	NR	5.55	5/01/36	502,160
		Highlands Cnty. Florida
		Facs. Auth. Rev., Hosp.
1,000		Adventist/Sunbelt, Ser. A	A2	6.00	11/15/31	1,070,130
500		Adventist Hlth., Ser. D	A2	5.00	11/15/35	503,145
		Hillsborough Cnty. Florida
		Aviation Auth. Rev., Tampa
		Int’l. Arpt., Ser. A, A.M.T.,

1,000		M.B.I.A.	Aaa		5.50	10/01/15	1,081,130
		Hillsborough Cnty. Florida
		Ind. Dev. Auth., Cigarette Tax
		Alloc., H Lee Moffitt Cancer
1,840		Proj., Ser. B, A.M.B.A.C.	Aaa		5.50	9/01/16	2,019,713
		Honolulu City & Cnty. Wste. Wtr.
500		Sys. Rev., Ser. A, F.G.I.C.	Aaa		5.00	7/01/24	522,840
		Indigo Cmnty. Dev. Dist. Cap.
10		Impvt. Rev., Ser. B	NR		6.40	5/01/06	10,005
		Jacksonville Elec. Auth. Rev.
		St. Johns Rvr. Pwr. Park Issue
1,000		2, Ser. 7, C.A.B.S.	Aa2		Zero	10/01/10	830,400
		Jacksonville Sales Tax Rev.,
1,000		A.M.B.A.C.	Aaa		5.50	10/01/18	1,086,000
1,000		F.G.I.C.	Aaa		5.375	10/01/18	1,083,340
		Jacksonville Swr. & Solid
		Wste. Disp. Facs. Rev.,
1,000		Anheuser Busch Proj., A.M.T.	A1		5.875	2/01/36	1,024,200
		Jacksonville Wtr. & Swr. Dev.
		Rev., United Wtr. Proj.,
1,500		A.M.T., A.M.B.A.C.	Aaa		6.35	8/01/25	1,533,270
		Leon Cnty. Cap. Impvt. Rev.,
1,775		Rfdg., A.M.B.A.C.	Aaa		5.00	10/01/21	1,881,021
		Liberty Dev. Corp. Rev. Goldman Sachs
500		Headquarters Rev.,	Aa3		5.25	10/01/35	549,835
		Maryland St. Hlth. & Higher
500		Ed. Facs., Auth. Rev.	A3		6.75	7/01/10	570,945
		Miami Dade Cnty. Florida Sch.
1,000	(b)	Brd., C.O.P. Ser. A, F.S.A.	Aaa		6.00	10/01/09	1,089,710
		Miami Homeland
		Defense/Neighborhood,
2,000		M.B.I.A., G.O.	Aaa		5.50	1/01/20	2,165,059
		Michigan St. Hosp. Fin. Auth. Rev.,
415		Chelsea Cmnty. Hosp. Oblig.	BBB	(c)	5.00	5/15/25	413,967
		Northern Palm Beach Cnty.
		Dist., Rfdg. Wtr. Ctrl. &
		Impvt. Unit Dev., Rez. Ser. 9-B,
1,230		M.B.I.A.	Aaa		5.00	8/01/22	1,303,640
		Orlando Util. Comnty., Wtr. &
2,000		Elec. Rev., Ser. C	Aa1		5.25	10/01/21	2,145,400
		Osceola Cnty., Infrastructure
1,995		Sales Surtax, Rev., A.M.B.A.C.	Aaa		5.375	10/01/17	2,161,263
		Palm Beach Cnty. Florida Sch.
		Brd., C.O.P.,
2,150		Ser. A., F.G.I.C.	Aaa		5.00	8/01/24	2,238,859
1,500		Ser. A, F.G.I.C.	Aaa		5.00	8/01/29	1,548,900
		Palm Beach Cnty. Pub. Impvt.
		Rev., Conv. Ctr. Proj.,
1,055	(b)	F.G.I.C.	Aaa		5.50	1/11/11	1,158,200
		Paseo Cmnty. Dev. Dist. Cap.
350		Impvt. Rev., Ser. A	NR		5.40	5/01/36	347,914
		Pembroke Pines Pub. Impvt.
1,360		Rev., A.M.B.A.C.	Aaa		5.50	10/01/16	1,489,404
		Polk Cnty. Sch. Dist. Sales
		Tax Rev.,
1,000		Sch. Impvt., F.S.A.	Aaa		5.25	10/01/17	1,086,380
1,000		Sch. Impvt., F.S.A.	Aaa		5.25	10/01/18	1,086,010
		Puerto Rico Comnwlth.,

1,500	(f)	642B, G.O., R.I.T.E.S., M.B.I.A.	NR	8.34384	(e)	7/01/12	1,863,900
		Puerto Rico Elec. Pwr. Auth.
1,000		Pwr. Rev., Ser. RR, X.L.C.A.	Aaa	5.00		7/01/25	1,048,070
		Puerto Rico Pub. Fin. Corp.,
500	(b)	Comnwlth. Approp., Ser. E	Aaa	5.70		2/01/10	541,760
		Sarasota Cnty. Florida Sch.
1,500		Brd., F.G.I.C.	Aaa	5.00		7/01/15	1,622,130
		Utah St. Hsg. Fin. Agcy.,
		Sngl. Fam. Mtge., Ser. F,
695		Class II, A.M.T.	Aa2	6.125		1/01/27	725,212
		Virgin Islands Pub. Fin. Auth.
		Rev., Gross Rcpts. Taxes Ln.
1,000		Nts., F.S.A.	Aaa	5.25		10/01/18	1,090,660
		Volusia Cnty. Sch. Brd. Ref.,
		Master Lease Prog., Ser. B,
1,500		C.O.P., F.S.A.	Aaa	5.00		8/01/22	1,567,770

		Total long-term investments (cost $54,857,846)					56,423,323

		SHORT-TERM INVESTMENTS—0.1%
		Municipal Secs. Trust Ctfs.
100		Ser. 2001-160, Class A, F.G.I.C.,
		144A(g) F.R.D.D. (cost $100,000)	A-1(c)	3.03	(h)	12/01/05	100,000

		Total Investments—98.3% (cost $54,957,846)(j)					56,523,323
		Other assets in excess of liabilities(i)—1.7%					954,458

		Net Assets—100.0%					$57,477,781

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

C.O.P. – Certificates of Participation.

E.T.M. – Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.S.A. – Financial Security Assurance.

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Association.

P.S.F.G. – Public School Funding Guaranty.

R.I.T.E.S. – Residual Interest Tax Exempt Securities Receipts.

X.L.C.A. – XL Capital Assurance.

NR - Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	All or partial prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(c)	Standard & Poor’s Rating.
(d)	Partial principal amount pledged as collateral for financial futures contracts.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2005.
(f)	Indicates a security that has been deemed illiquid.
(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(h)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is the rate in effect at November 30, 2005.
(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at November 30, 2005:

Number of Contracts	Type	Expiration Date	Value at November 30, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
6	U.S. Treasury 5Yr Notes	Mar. 06	$635,625	$635,781	$(156)
	Short Positions:
51	U.S. 10Yr Treasury Notes	Dec. 05	(5,545,453)	(5,639,077)	93,624
16	U.S. 10Yr Treasury Notes	Mar. 06	(1,736,500)	(1,744,700)	8,200

					$101,668

(j)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of November 30, 2005 were as follows:

Tax Basis of Invesments	Appreciation	Depreciation	Net Unrealized Appreciation
$54,956,003	$1,723,112	$155,792	$1,567,320

The difference between book and tax basis is primarily attributable to the difference in the treatment of premium amortization and accreting market discount for book and tax purposes.

Dryden Municipal Series Fund/New Jersey Series

Schedule of Investments

as of November 30, 2005 (Unaudited)

Principal Amount (000)		Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Value
		LONG-TERM INVESTMENTS 97.1%
		Municipal Bonds
		Cape May Cnty. Ind. Poll. Ctrl., Fin.
		Auth. Rev., Altantic City Elec. Co., Ser.
$2,615		A, M.B.I.A.	Aaa	6.80%		3/01/21	$3,346,703
		Casino Reinvestment Dev. Auth. New
		Jersey Hotel Room Fee Rev.,
500		A.M.B.A.C.	Aaa	5.00		1/01/25	519,400
		Clearview Reg. High Sch. Dist., G.O.,
1,205	(e)	F.G.I.C.	Aaa	5.375		8/01/15	1,324,428
		Delaware River Port Auth., Penn. & NJ
5,000		Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.625		1/01/26	5,338,249
		Essex Cnty. Impvt. Auth. Proj. Rev.,
3,000		F.S.A.	Aaa	5.125		12/15/18	3,213,030
		Essex Cnty. Impvt. Auth., Lease-Cogen
1,110		Facs. Proj. Rev., F.G.I.C.	Aaa	5.25		1/01/19	1,184,259
		Gloucester Cnty. Impvt. Auth., Solid
		Wste. Recov. Rev. Wste. Mgmt. Proj.,
3,000		Ser. A	BBB(d)	6.85		12/01/09	3,296,730
		Jackson Twnshp. Sch. Dist.,
1,600		G.O., F.G.I.C.	Aaa	6.60		6/01/10	1,805,904
1,600		G.O., F.G.I.C.	Aaa	6.60		6/01/11	1,840,704
		Middlesex Cnty. Impvt. Auth. Rev.,
1,080		Rfdg., Cnty. Gtd., Golf Course Projs.	Aa1	5.25		6/01/18	1,170,018
		New Jersey Econ. Dev. Auth.,
250		Masonic Charity Fdn. Proj.	A+(d)	5.875		6/01/18	272,940
1,150		Masonic Charity Fdn. Proj.	A+(d)	6.00		6/01/25	1,269,060
5,800	(c)	Econ. Dev. Rev., Kapkowski Rd. Landfill, Ser. A	Baa3	6.375		4/01/14	6,789,247
		Econ. Dev. Rev., Kapkowski Rd. Landfill, Ser. A,
1,020	(c)	C.A.B.S., E.T.M.	Baa3	Zero		4/01/08	939,073
		Liberty St. Pk. Proj.,
1,400		Ser. C, F.S.A.	Aaa	5.00		3/01/20	1,481,746
		Natural Gas Facs. Rev., NUI
		Corp. Proj., Ser. A, M.B.I.A.,
1,500		A.M.T.	Aaa	5.70		6/01/32	1,557,030
		New Jersey Econ. Dev. Auth. Rev.,
500	(c)	Cigarette Tax	Baa2	5.625		6/15/19	529,170
1,000		Cigarette Tax	Baa2	5.75		6/15/34	1,043,120
2,040		First Mtge. - Franciscan Oaks	NR	5.70		10/01/17	2,067,928
1,750		First Mtge. - Keswick Pines	NR	5.75		1/01/24	1,768,900
1,200		First Mtge. - The Evergreens	NR	5.875		10/01/12	1,231,020
1,400		First Mtge. - The Evergreens	NR	6.00		10/01/22	1,428,546
4,500	(c)	Sch. Facs. Constrs., Ser. A, A.M.B.A.C.	Aaa	5.25		6/15/11	4,864,095
2,000		Sch. Facs. Constrs., Ser. O	A1	5.25		3/01/26	2,109,260
		Wtr. Facs. Rev.,
5,000	(f)	R.I.T.E.S., PA-98, F.G.I.C., A.M.T.	AAA(d)	8.5663	(g)	11/01/29	5,294,300

		New Jersey Hlth. Care Facs.
		Fin. Auth. Rev.,
1,750		Atlantic City Med. Ctr.	A2	6.25		7/01/17	1,951,285
		Dept. Human Svcs., Greystone Park
3,000		Psychiatric Hosp., A.M.B.A.C.	Aaa	5.00		9/15/26	3,105,510
1,000		South Jersey Hosp.	Baa1	6.00		7/01/26	1,064,710
1,000		South Jersey Hosp.	Baa1	6.00		7/01/32	1,057,780
		St. Joseph’s Hosp. & Med.
2,375		Ctr., Ser. A, CONNIE LEE,	AAA(d)	5.70		7/01/11	2,451,570
1,750		St. Peter’s Univ. Hosp., Ser. A.	Baa1	6.875		7/01/30	1,904,928
		New Jersey St. Cert. Part., Equipment Lease Purchase,
1,000		Ser. A, C.O.P.	A1	5.00		6/15/09	1,042,500
		New Jersey St. Ed. Facs. Auth. Rev.,
1,000		Coll. of New Jersey, Ser. C, F.G.I.C.	Aaa	5.375		7/01/17	1,080,690
1,140		Felician College of Lodi., Ser. D.	NR	7.375		11/01/22	1,184,483
3,850		Montclair St. Univ., Ser. F, F.G.I.C.	Aaa	5.00		7/01/25	4,044,310
		William Patterson Univ., Ser. A,
3,445		F.G.I.C.	Aaa	5.00		7/01/28	3,576,358
		New Jersey St. Hwy. Auth.,
		Garden St. Pkwy.,
2,500	(c)	Gen. Rev.	A1	5.75		1/01/10	2,737,050
1,650	(c)	Gen. Rev.	A1	5.625		1/01/10	1,798,665
3,035	(c)	Gen. Rev., E.T.M.	A1	6.20		1/01/10	3,273,915
		New Jersey St. Tpke. Auth.,
		Tpke. Rev.,
		Growth & Income Secs., Ser. B,
1,500		A.M.B.A.C.	Aaa	Zero		1/01/35	969,705
2,500		Ser. A, F.S.A.	Aaa	5.00		1/01/20	2,645,825
3,000		Ser. A, F.S.A.	Aaa	5.00		1/01/23	3,154,170
3,535		Ser. A, M.B.I.A.	Aaa	5.75		1/01/18	3,839,470
1,000	(c)	Ser. C, M.B.I.A., E.T.M.	Aaa	6.50		1/01/09	1,090,060
1,465		Unrfdg., Ser. A, M.B.I.A.	Aaa	5.75		1/01/18	1,576,721
		New Jersey St. Trans.
		Trust Fund Auth. Rev.,
3,000		Trans. Sys., Ser. D.	A1	5.00		6/15/20	3,143,730
2,475	(f)	R.I.T.E.S., PA-646, M.B.I.A.	NR	13.22414	(g)	12/15/08	3,499,427
		New Jersey Wtr. Sup. Auth. Rev.,
		Manasquan Reservoir Wtr. Sup.,
1,250		M.B.I.A.	Aaa	5.00		8/01/20	1,328,725
		Newark Hsg. Auth., Port Auth., Newark
3,000		Marine Terminal, M.B.I.A.	Aaa	5.00		1/01/34	3,088,320
2,000		Newark New Jersey, G.O., F.S.A.	Aaa	5.00		10/01/22	2,114,500
1,800		North Bergen Twnshp. Mun. Util.
		Auth. Swr. Rev., M.B.I.A.	Aaa	5.25		12/15/17	1,949,526
		Port Auth. of New York & New Jersey,
3,000		Cons. Ser. 127, A.M.B.A.C., A.M.T.	Aaa	5.50		12/15/15	3,240,180
2,380		Cons., Ser. 135	A1	5.00		3/15/39	2,449,115
		Puerto Rico Comnwlth. Hwy. & Trans.
1,320		Auth. Trans. Rev., Ser. J	Baa2	5.50		7/01/14	1,475,866
		Puerto Rico Pub. Fin. Corp.,
1,500	(c)	Comnwlth. Approp., Ser. A, M.B.I.A.	Aaa	5.50		8/01/11	1,637,670
		Rutgers - The St. Univ. of New Jersey,
2,000	(c)	Ser. A	Aa3	6.40		5/01/13	2,253,900
		Tobacco Settlement Fin. Corp., Asset
2,000		Bkd.	Baa3	6.125		6/01/42	2,068,660
		Virgin Islands Pub. Fin. Auth. Rev.,
750		Ser. A	BBB(d)	6.50		10/01/24	831,735
		Washington Twnshp. New Jersey Brd.

2,710	of Ed. Mercer Cnty., G.O., F.S.A.	AAA(d)	5.00		1/01/21	2,868,372
	West Morris Reg. High Sch.,
2,145	G.O., M.B.I.A.	Aaa	5.00		5/01/23	2,256,240
2,246	G.O., M.B.I.A.	Aaa	5.00		5/01/24	2,359,243

	Total long-term investments (cost $129,264,776)					135,799,774

	SHORT-TERM INVESTMENTS 1.5%
	Municipal Bonds
	New Jersey Econ. Dev. Auth.,
	Wtr. Facs. Rev.,
	Rfdg. United Wtr. New Jersey
700	Inc., Proj. A, F.R.D.D., A.M.B.A.C.	VMIG1	2.98	(b)	12/01/05	700,000
	Port Auth. New York & New Jersey,
	Versatile Structure Oblig.,
1,400	Ser. 6, F.R.D.D., A.M.T.	VMIG1	2.99	(b)	12/01/05	1,400,000

	Total short-term investments (cost $2,100,000)					2,100,000

	Total Investments—98.6% (cost $131,364,776)(j)					137,899,774
	Other assets in excess of liabilities—1.4%(h)					1,948,890

	Net Assets—100%					$139,848,664

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation

A.M.T. – Alternative Minimum Tax

C.A.B.S. – Capital Appreciation Bonds

CONNIE LEE – College Construction Loan Insurance Association

C.O.P. – Certificates of Participation

E.T.M. – Escrowed to Maturity

F.G.I.C. – Financial Guaranty Insurance Company

F.R.D.D. – Floating Rate (Daily) Demand Note (b)

F.S.A. – Financial Security Assurance

G.O. – General Obligation

M.B.I.A. – Municipal Bond Insurance Corporation

R.I.T.E.S. – Residual Interest Tax Exempt Securities Receipts

NR – Not Rated by Moody’s or Standard & Poor’s

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is the rate in effect at November 30, 2005.
(c)	Prerefunded. All or partial prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d)	Standard & Poor’s Rating.
(e)	Partial principal amount pledged as collateral for financial futures contracts.
(f)	Indicates a security that has been deemed illiquid.
(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. Rate shown is the rate in effect at November 30, 2005.
(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures and interest rate swap as follows:

Open future contracts outstanding at November 30, 2005:

Number of Contracts	Type	Expiration Date	Value at November 30, 2005	Value at Trade Date	Unrealized Appreciation/ Depreciation
	Long Positions:
18	U.S. Treasury 10 yr. Notes	Mar. 2006	$1,953,562	$1,956,609	$(3,047)
4	U.S. Treasury 30 yr. Notes	Dec. 2005	449,125	469,995	(20,870)
2	U.S. Treasury 30 yr. Notes	Mar. 2006	224,063	224,616	(553)

	Short Positions:
45	U.S. Treasury 5 yr. Notes	Mar. 2006	$(4,767,187)	$(4,771,992)	$4,805

					$(19,665)

Interest rate swap agreement outstanding at November 30, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Depreciation
Morgan Stanley Capital Services, Inc. (i)	03/17/2021	$850,000	3.865%	BMA Municipal Swap Index	$(21,982)

(i)	Portfolio pays the floating rate and receives the fixed rate.
(j)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of November 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$131,255,699	$7,111,481	$467,406	$6,644,075

Dryden Municipal Series Fund/New York Series

Schedule of Investments

as of November 30, 2005 (Unaudited)

Principal Amount (000)		Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Value
		LONG-TERM INVESTMENTS 98.5%
		Municipal Bonds
		Brookhaven Ind. Dev. Agcy.
		Civic Fac. Rev., Mem. Hosp.
$500		Med. Ctr., Inc., Ser A	NR		8.125%	11/15/20	$538,030
		City of Buffalo, Sch., G.O.,
1,100	(e)	Ser. E, F.S.A.	Aaa		6.00	12/01/16	1,214,059
		Dutchess Cnty. Ind. Dev. Agcy.
3,500		Civic Fac. Rev., Bard Coll.	A3		5.75	8/01/30	3,713,010
		Erie Cnty. Ind. Dev. Agcy.,
		Sch. Fac. Rev., City of
3,000		Buffalo Proj., F.S.A.	Aaa		5.75	5/01/24	3,250,170
		Erie Cnty. Tobacco Asset Securitization
1,000		Corp. Asset Bkd., Ser. A	BBB	(d)	5.00	6/01/45	912,300
		Islip Res. Rec., Rev., Ser. B,
1,745		A.M.B.A.C., A.M.T.	Aaa		7.20	7/01/10	1,994,046
		Liberty Dev. Corp. Rev.,
2,000		Goldman Sachs Headquaters	Aa3		5.25	10/01/35	2,199,340
		Metro. Trans. Auth., New York
		Svc. Contract,
		C.A.B.S., Ser. 7,
4,500	(c)	M.B.I.A., E.T.M.	A2		Zero	7/01/08	4,119,030
3,000		Ser. A, M.B.I.A.	Aaa		5.50	7/01/20	3,269,970
5,000		Ser. B, M.B.I.A.	Aaa		5.50	7/01/23	5,449,950
		Metro. Trans. Auth., New York Rev.
3,000		Trans., Ser. F	A2		5.00	11/15/30	3,070,860
		Monroe Cnty. Indl. Dev.
		Agcy. Civic Fac. Rev., Rfdg. Highland
2,000		Hosp. Rochester	Baa1		5.00	8/01/22	2,047,620
		New York City Ind. Dev. Agcy. Spec.
		Fac. Rev., Terminal One Group Assn.
1,500		Proj., A.M.T.	A3		5.50	1/01/24	1,578,210
		New York City Mun. Fin. Auth.,
		Unrfdg., Wtr. & Swr. Sys. Rev.,
985		Ser. B	Aa2		6.00	6/15/33	1,089,193
		New York City Mun. Wtr. Auth. Rev.,
1,500		Ser. F	Aa2		5.00	6/15/29	1,529,025
		New York City Trans. Fin.
		Auth. Rev., Future Tax Sec.,
2,650		Ser. A	Aa1		5.50	11/01/26	2,875,012
1,920		Ser. B	Aa1		5.50	2/01/17	2,082,509
4,000		Ser. B	Aa1		5.25	8/01/20	4,305,320
2,500		Ser. B	Aa1		5.25	2/01/29	2,658,900
1,000	(c)	Ser. B	Aa1		6.00	11/15/10	1,112,010
		New York City, G.O.,
890	(c)	Ser. A	A1		6.00	5/15/10	989,689
110		Ser. A	A1		6.00	5/15/30	119,977
85	(c)	Ser. I	Aaa		6.10	4/15/07	89,046
2,500	(c)	Ser. J, F.S.A.	Aaa		5.00	3/01/18	2,655,825
		New York Conven. Ctr. Dev. Corp.,
3,000		Hotel Unit Fee Sec’d., A.M.B.A.C.	Aaa		5.00	11/15/30	3,107,070

		New York St. Dorm. Auth. Lease Rev.,
3,000		Ser. B	A1		5.25		7/01/13	3,235,050
		New York St. Dorm. Auth. Rev.,
3,000		City Univ. Sys. Cons., Ser. B	A2		6.00		7/01/14	3,351,450
		City Univ. Sys. Cons., Ser. D,
1,020	(c)	E.T.M.	A2		7.00		7/01/09	1,090,482
		Mental Hlth. Svcs. Facs. Impvt.,
3,000		Ser. B	A2		6.50		8/15/11	3,412,440
500		Mt. Sinai NYU Hlth.	Ba1		5.50		7/01/26	505,610
1,750		Mt. Sinai NYU Hlth., Ser. C	Ba1		5.50		7/01/26	1,769,635
1,000		Ref. Sec’d. Hosp. Catskill Reg.,
		F.G.I.C.	Aaa		5.25		2/15/17	1,084,210
3,000		Ser. B	A2		5.25		11/15/12	3,216,810
		St. Personal Income-Tax Ed.,
2,000	(c)	Ser. A	A1		5.375		3/15/13	2,209,040
		St. Personal Income-Tax Rev.,
2,000		Ser. F	AA	(d)	5.00		3/15/23	2,089,040
		New York St. Engy. Res. & Dev.
		Auth. Rev., Brooklyn Union Gas
1,825	(e)	Co., Ser. B, M.B.IA., A.M.T.	Aaa		6.75		2/01/24	1,834,289
2,000		Keyspan, Ser. A, F.G.I.C.	Aaa		4.70		2/01/24	1,993,340
		New York St. Environ. Facs. Corp.,
		Clean Wtr. & Drinking, Revolving
		Fds. Pooled Fin.,
3,750		Ser. B	Aaa		5.50		10/15/23	4,322,400
35		Poll. Ctrl. Rev., Ser. E	Aaa		6.50		6/15/14	35,096
3,000		Wtr. Proj., Ser. K	Aaa		5.25		6/15/22	3,220,170
		New York St. Environ. Facs. Corp.,
2,000		Wtr. Proj. Rev.	Aaa		5.00		6/15/34	2,068,800
		New York St. Hsg. Fin. Agcy. Rev.,
		St. Univ. Constr., Ser. A,
3,600	(c)	E.T.M.	A2		8.00		5/01/11	4,130,208
		New York St. Local Gov’t. Assist. Corp.,
5,882		C.A.B.S., Ser. C	A1		Zero		4/01/14	4,190,219
3,000		Ser. E	A1		6.00		4/01/14	3,423,870
		New York St. Mun. Bond Bank
		Agcy. Spec. Sch. Purp. Rev.,
5,070		Ser. C	A+	(d)	5.50		12/01/13	5,560,472
		New York St. Pwr. Auth.,
3,000		Ser. A	Aa2		5.25		11/15/16	3,242,040
2,500		Ser. A	Aa2		5.00		11/15/19	2,636,450
2,000		New York St. Thrwy. Auth.,
		Hwy. & Bridge Trust Fd.,
		Gen. Second, Ser. B,A.M.B.A.C.	Aaa		5.00		4/01/21	2,117,800
		St. Pers. Income Tax Rev.,
1,000		Trans., Ser. A	A1		5.50		3/15/12	1,103,340
3,000		Svc. Contract Rev., Local Hwy. & Bridge	A2		5.50		4/01/15	3,249,510
		New York St. Urban Dev. Corp. Rev.,
		Correctional Cap. Facs.,
8,000		A.M.B.A.C., T.C.R.S., C.A.B.S.	Aaa		Zero		1/01/08	7,429,200
3,000		Port Auth. New York & New Jersey	A1		5.00		3/15/39	3,087,120
		Puerto Rico Comnwlth. Hwy. & Transit Rev.,
4,000		F.G.I.C.	Aaa		5.00		7/01/26	4,184,480
		Puerto Rico Comnwlth.,
1,250		Pub. Impvt. Rfdg. , M.B.I.A., G.O.	Aaa		7.00		7/01/10	1,431,550
3,250	(f)	Rites P.A. 625, A.M.B.A.C., T.C.R.S.	NR		10.82411	(g)	7/01/10	4,194,060
		Puerto Rico Elec. Pwr. Auth.
1,000		Pwr. Rev., Ser. RR, X.L.C.A.	Aaa		5.00		7/01/25	1,048,070
		Puerto Rico Pub. Fin. Corp.,
2,000	(c)	Comnwlth. Approp., Ser. E	Aaa		5.70		8/01/10	2,167,040

2,000	Suffolk Cnty. Ref., G.O., F.S.A.	Aaa	5.00		6/15/19	2,127,920
	Tobacco Settlement Fin. Corp.,
4,000	Ser. A-1	A2	5.50		6/01/14	4,231,800
1,000	Ser. C-1	A2	5.50		6/01/14	1,056,270
2,000	Ser. C-1	A2	5.50		6/01/15	2,133,540
	Triborough Bridge & Tunnel Auth
	New York Rev.,
3,000	Ser. B	Aa2	5.00		11/15/32	3,068,910
5,000	Ser. B, M.B.I.A.	Aaa	5.50		11/15/19	5,698,200
	Virgin Islands Pub. Fin. Auth. Rev.,
1,000	Ser. A	BBB(d)	6.50		10/01/24	1,108,980
	Westchester Tobacco Asset
1,000	Securitazation Corp.	BBB(d)	5.125		6/01/38	943,510

	Total long-term investments (cost $158,844,788)					164,972,592

	SHORT-TERM INVESTMENTS 4.5%
	Municipal Bonds
	Allegany Cnty. Indl. Dev.
	Agcy. Environ. Facs. Rev., Atlantic
400	Richfield Proj., F.R.D.D., A.M.T.	VMIG1	3.02	(b)	12/01/05	400,000
	Mun. Secs. Trust Certs., Ser.
275	2000-89, Class A, 144A, F.R.D.D.	VMIG1	3.05	(b)	12/01/05	275,000
	New York City Trust Cert. Rev.,
	Mun. Secs. Trust Rcpts., Ser.,
3,200	SGA-91, A.M.B.A.C., F.R.D.D.	A-1(d)	3.00	(b)	12/01/05	3,200,000
	New York City, G.O.,
1,800	Sub. Ser. H-4, F.R.D.D.	A-1(d)	2.97	(b)	12/01/05	1,800,000
	Port Auth. New York & New Jersey,
	Versatile Structure Oblig., Ser. 6,
1,800	F.R.D.D., A.M.T.	VMIG1	2.99	(b)	12/01/05	1,800,000

	Total short-term investments (cost $7,475,000)					7,475,000

	Total Investments—103.0% (cost $166,319,788)(j)					172,447,592
	Liabilities in excess of other assets—(3.0%)(h)					(5,012,749)

	Net Assets—100%					$167,434,843

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

E.T.M. – Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.R.D.D. – Floating Rate (Daily) Demand Note (b).

F.S.A. – Financial Security Assurance.

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Corporation.

NR – Not Rated by Moody’s or Standard & Poor’s.

T.C.R.S. – Transferable Custodial Receipts.

X.L.C.A. – XL Capital Assurance.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. The rate in effect is the rate at November 30, 2005.

(c)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(d)	Standard & Poor’s rating.
(e)	Partial principal amount pledged as collateral for financial futures contracts.
(f)	Indicates a security that has been deemed illiquid.
(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2005.
(h)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on open financial futures contracts and interest rate swaps as follows:

Open future contracts outstanding at November 30, 2005:

Number of Contracts	Type	Expiration Date	Value at November 30, 2005	Value at Trade Date	Unrealized Appreciation
	Short Positions:
58	U.S. Treasury 10 yr. Note	Dec. 2005	$6,306,594	$6,379,562	$72,968
20	U.S. Treasury 10 yr. Note	Mar. 2006	2,170,625	2,180,875	10,250
11	U.S. Treasury 2 yr. Note	Mar. 2006	2,256,031	2,258,065	2,034
18	U.S. Treasury 5 yr. Note	Mar. 2006	1,906,875	1,908,797	1,922
37	U.S. Treasury 30 yr. Note	Mar. 2006	4,145,156	4,166,337	21,181

					$108,355

Interest rate swap agreement outstanding at November 30, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Depreciation
Morgan Stanley Capital Services, Inc. (i)	03/17/2021	$1,000,000	3.865%	BMA Municipal Swap Index	$(25,862)

(i)	Portfolio pays the floating rate and receives the fixed rate.
(j)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of November 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Appreciation
$166,248,528	$6,739,862	$540,798	$6,199,064

Dryden Municipal Series Fund/Pennsylvania Series

Schedule of Investments

as of November 30, 2005 (Unaudited)

Principal Amount (000)		Description (a)	Ratings Moody’s	Interest Rate	Maturity Date	Value
		LONG-TERM INVESTMENTS 97.2%
		Municipal Bonds
		Allegheny Cnty. Hosp. Dev.
		Auth. Rev., Allegheny Gen.
$ 1,750	(b)	Hosp. Proj., Ser. A, M.B.I.A.	Aaa	6.25%	9/01/07	$1,836,293
		Allegheny Cnty. San Auth.
2,000		Swr. Rev., M.B.I.A.	Aaa	5.375	12/01/17	2,175,740
2,500	(b)	M.B.I.A.	Aaa	5.50	12/01/10	2,715,900
2,540	(b)	M.B.I.A.	Aaa	5.50	12/01/10	2,759,354
460		Unrefunded Balance, M.B.I.A.	Aaa	5.50	12/01/30	495,908
		Allentown Area Hosp. Auth.
500		Rev., Sacred Heart Hosp. of Allentown, Ser. B	Ba1	6.75	11/15/15	500,375
1,350		Allentown, G.O., F.G.I.C.	Aaa	5.00	10/01/22	1,420,835
2,000		Armstrong Cnty., G.O., M.B.I.A.	Aaa	5.40	6/01/31	2,130,980
		Bensalem Twnshp. Sch. Dist.,
1,375		G.O., F.G.I.C.	Aaa	5.00	8/15/20	1,434,716
		Berks Cnty. Mun. Auth. Hosp.
		Rev., Reading Hosp. Med. Ctr.
1,250		Proj., M.B.I.A.	Aaa	5.70	10/01/14	1,400,863
1,000		Bristol Boro Sch. Dist., G.O., F.S.A.	Aaa	5.25	3/01/31	1,061,040
		Bucks Cnty. Wtr. & Swr. Auth.
1,080		Rev., Ser. A, A.M.B.A.C.	Aaa	5.375	6/01/16	1,171,303
		Canon McMillan Sch. Dist., G.O.
3,000	(e)	Ser. B, F.G.I.C.,	Aaa	5.50	12/01/29	3,209,490
		Central Bucks Sch. Dist.,
2,000		G.O., M.B.I.A.	Aaa	5.00	5/15/15	2,131,820
2,000		M.B.I.A.	Aaa	5.00	5/15/16	2,122,540
		Chambersburg Area Sch. Dist.,
1,000		G.O., F.S.A.	Aaa	5.00	3/01/24	1,038,100
		Chartiers Valley Sch. Dist.,
2,570		Ser. A, G.O., F.S.A.	Aaa	5.00	10/15/22	2,697,575
		Delaware Cnty. Auth. Rev.,
1,000		Dunwoody Vlge. Proj.	A-(c)	6.25	4/01/30	1,047,710
		Delaware Riv Port Auth. Rev., PA &
2,750		NJ F.G.I.C.	Aaa	5.40	1/01/16	2,810,170
		Port Dist. Proj., Ser. B,
1,000		F.S.A.	Aaa	5.70	1/01/22	1,074,220
2,360		Easton Area Sch. Dist., G.O., F.G.I.C.	Aaa	5.00	3/15/15	2,512,456
2,450		Erie Cnty., Ser. B, F.G.I.C.	Aaa	5.00	9/01/23	2,575,318
		Erie Parking Auth. Facs. Rev.
1,000		Gtd., F.S.A.	Aaa	5.00	9/01/26	1,036,330

		Greater Johnstown Sch. Dist.,
1,250		G.O., Ser.B, M.B.I.A.	Aaa	5.50	8/01/17	1,355,800
		Kennett Cons. Sch. Dist.,
1,035		G.O., Ser. A, F.G.I.C.	Aaa	5.50	2/15/16	1,138,034
		Lancaster Cnty. Hosp Auth.
1,500		Rev., Gen. Hosp. Proj.	A(c)	5.50	3/15/26	1,561,530
		Lancaster Ind. Dev. Auth.
1,000		Rev., Garden Spot Vlge. Proj., Ser. A	NR	7.625	5/01/31	1,088,080
		Lebanon Cnty. Hlth. Facs.
1,000		Auth. Rev., Good Samaritan Hosp. Proj.	Baa1	6.00	11/15/35	1,066,660
		Lehigh Cnty. Ind. Dev. Auth.
		Poll. Ctrl.Rev., Rfdg. Elec.
1,000		Util. Corp. Proj., F.G.I.C.	Aaa	4.75	2/15/27	1,007,360
		Monroe Cnty. Hosp. Auth. Rev.,
750		Pocono Med. Ctr.	BBB+(c)	6.00	1/01/43	792,353
2,895		Montgomery Cnty., G.O.	Aaa	5.25	9/15/16	3,103,440
		Northampton Cnty. Higher Ed.
2,195		Auth. Rev., Moravian Coll., A.M.B.A.C.	Aaa	6.25	7/01/11	2,435,067
		Owen J. Roberts Sch. Dist.,
1,520		G.O., F.S.A.	Aaa	5.50	8/15/19	1,658,487
		Pennridge Sch. Dist., G.O.,
1,610		M.B.I.A.	Aaa	5.125	2/15/19	1,714,054
		Pennsylvania Econ. Dev. Fin.
		Auth. Res. Recov. Rev.
500		Rfdg. Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Aaa	5.00	12/01/15	528,210
500		Ser. G, A.M.T.	NR	5.125	12/01/15	496,525
		Pennsylvania St. Higher Edl.
2,50	0(b)	Facs. Auth. Rev., Drexel Univ.	A2	6.00	5/01/09	2,698,275
90		Philadelphia Univ.	Baa2	6.10	6/01/30	96,797
2,265		Temple Univ., 1st Ser., M.B.I.A.	Aaa	5.00	4/01/21	2,347,899
1,000		Thomas Jefferson Univ.	A1	5.50	1/01/17	1,073,220
2,290		Trustees Univ., Ser. C	Aa3	5.00	7/15/21	2,411,462
1,925	(b)	Ursinus Coll., Ser. A	A-(c)	5.90	1/01/07	2,015,148
		Pennsylvania St. Ind. Dev.
4,000		Auth. Rev., Econ. Dev., A.M.B.A.C.	Aaa	5.50	7/01/17	4,389,679
2,750		A.M.B.A.C.	Aaa	5.50	7/01/20	3,015,623
		Pennsylvania St. Tpke. Comn.
1,065		Oil Franchise Tax Rev., Ser. A, A.M.B.A.C.	Aaa	5.25	12/01/18	1,124,778
1,435	(b)	Ser. A, A.M.B.A.C., E.T.M.	Aaa	5.25	12/01/18	1,498,025
		Pennsylvania St. Tpke. Comn.
2,045		Ser. A, F.S.A.	Aaa	5.25	7/15/21	2,276,658
		Philadelphia Auth. Ind. Dev.
2,000		Lease Rev., Ser. B, F.S.A.	Aaa	5.50	10/01/18	2,180,260
		Philadelphia Hosps. & Higher
1,803	(d)(f)	Ed. Facs. Auth. Hosp. Rev., Grad. Hlth. Sys.	Ca	7.25	7/01/18	18
		Philadelphia Mun. Auth. Rev.,
4,000		Lease, Ser. A, F.S.A.	Aaa	5.25	5/15/13	4,319,600
		Philadelphia Parking Auth.
2,500		Rev., Arpt., F.S.A.	Aaa	5.625	9/01/19	2,682,450
		Philadelphia Wtr. & Wste Wtr.
2,000		Rev., Ser. A, F.S.A.	Aaa	5.25	7/01/19	2,169,180

1,800		Philadelphia, G.O., F.G.I.C.	Aaa		5.125		5/15/14	1,902,276
		Pittsburgh Urban Redev. Auth.,
		Mtge. Rev., F.H.A. Mtge.
820		Ser. A, A.M.T.	Aa1		6.25		10/01/28	825,281
		Pittsburgh Wtr. & Swr. Auth.,
4,000		Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C.	Aaa		6.50		9/01/13	4,633,079
		Puerto Rico Comnwlth.,
2,000		Hwy. & Trans.Auth. Rev., Ser. I, F.G.I.C. Puerto Rico Comnwlth.,	Aaa		5.00		7/01/25	2,095,160
720		Pub. Impvt. Rfdg., G.O. M.B.I.A.,	Baa2		7.00		7/01/10	824,573
2,015	(f)	Rites, PA 625, A.M.B.A.C. G.O.	NR		10.82411	(g)	7/01/10	2,600,317
1,500	(f)	Rites, PA 642A, M.B.I.A. G.O.	NR		8.34384	(g)	7/01/10	1,784,940
		Schuylkill Cnty. Ind. Dev.
2,000		Auth. Rev., Pine Grove Landfill, Inc., A.M.T.	BBB	(c)	5.10		10/01/19	2,049,740
		Seneca Valley Sch. Dist. G.O.,
1,000		F.G.I.C.	Aaa		5.00		1/01/22	1,052,880
		Springfield Sch. Dist.,
2,450	(b)	Delaware Cnty., G.O., F.S.A.	Aaa		5.50		3/15/12	2,695,956
		Union Cnty. Higher Ed. Facs.
		Fin. Auth. Univ. Rev.,
1,080		Bucknell Univ., Ser. A	Aa3		5.25		4/01/20	1,160,773
		Unity Twnshp. Mun. Auth., Gtd.
1,035	(b)	Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.	Aaa		Zero		11/01/12	788,887
		Upper Darby Sch. Dist., G.O.,
1,265		F.G.I.C.	Aaa		5.00		5/01/20	1,339,989
		Virgin Islands Pub. Fin. Auth.
1,000		Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa		5.00		10/01/22	1,056,980
		Washington Cnty. Hosp. Auth.
2,400		Rev., Monongahela Valley Hosp.	A3		6.25		6/01/22	2,622,696
		Westmoreland Cnty. Ind. Rev.
1,000		Gtd., Valley Landfill Proj., A.M.T.	BBB	(c)	5.10		5/01/09	1,031,020

		Total long-term investments (cost $119,488,471)						122,068,255

		SHORT-TERM INVESTMENTS 1.6%
		Municipal Bonds
		Allegheny Cnty. Hosp. Dev.
200		Auth. Rev. Dialysis Clinic, F.R.W.D.	NR		3.05	(h)	12/01/05	200,000
		Delaware River Port Auth. PA
500		& NJ Rev., F.S.A., F.R.D.D.	A-1+	(c)	3.03	(h)	12/01/05	500,000
		Pennsylvania St. Higher Edl.
		Facs. Auth. Rev.,
1,000		Carnegie Mellon Univ., Ser. C, F.R.D.D.	A-1+	(c)	2.98	(h)	12/01/05	1,000,000
		Philadelphia Auth. Ind. Dev.
300		Rev., Fox Chase Cancer Ctr., F.R.D.D.	A-1+	(c)	2.98	(h)	12/01/05	300,000

Total short-term investments (cost $2,000,000)	2,000,000

Total Investments —98.8% (Cost $121,488,471)(j)	124,068,255
Other assets in excess of liabilities(i)—1.2%	1,515,275

Net Assets—100%	$125,583,530

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.A.—Federal Housing Administration.

F.R.D.D.—Floating Rate (Daily) Demand Note

F.R.W.D.—Floating Rate (Weekly) Demand

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(c)	Standard & Poor’s Rating.
(d)	Issuer in default on interest payments. Non-income producing security.
(e)	Partial principal amount pledged as collateral for financial futures contracts.
(f)	Indicates a security that has been deemed illiquid.
(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate in effect at November 30, 2005.
(h)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is the rate in effect at November 30, 2005
(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures contracts as follows:

Number of Contracts	Type	Expiration Date	Value at November 30, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
40	U.S. Treasury Bonds	Dec. 2005	$4,491,250	$4,693,967	$(202,717)
11	U.S. Treasury Bonds	Mar. 2006	1,232,344	1,235,011	(2,667)

					(205,384)

	Short Positions:
91	U.S. Treasury 10 Yr. Notes	Dec. 2005	$(9,894,828)	$(10,049,158)	$154,330
31	U.S. Treasury 10 Yr. Notes	Mar. 2006	(3,364,469)	(3,380,357)	15,888
3	U.S. Treasury 5 Yr. Notes	March 2006	(317,813)	(318,133)	320
2	U.S. Treasury 2 Yr. Notes	March 2006	(410,187)	(410,557)	370

					170,908

					$(34,476)

(j)	The United States Federal income tax basis of the Fund’s investments and the net realized appreciation as of November 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$121,444,343	$4,675,563	$2,051,651	$2,623,912

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of premium amortization and accreting market discount for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 25, 2006

*	Print the name and title of each signing officer under his or her signature.